Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative warrant liabilities	$ 18,834,160	$ 0	$ 0	$ (3,303,710)	$ 0	$ 28,525,220
Marketwise, LLC
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value				$ 598,533,000	$ 49,796,000
Cost of revenue | Marketwise, LLC
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value							$ 86,907,000	$ 548,000	$ 5,519,000
Sales and marketing | Marketwise, LLC
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value							6,545,000		$ 214,000
General and administrative | Marketwise, LLC
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value							$ 363,005,000	$ 2,455,000